Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.9%
Alabama 0.4%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	852,222
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,262,958
		2,115,180
Arizona 3.7%
Arizona, Health Facilities Authority Revenue:
Series B, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	1,665,000	1,646,432
Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	65,000	64,799
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	971,620
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	320,000	319,754
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	1,420,000	1,359,813
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,002,594
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,035,450
Series G, 144A, 5.0%, 7/1/2051	550,000	550,239
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,004,661
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,503,536
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	2,000,000	2,060,382
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,026,710
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,046,585
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,672,629
144A, 5.0%, 6/15/2049	1,030,000	1,009,963
144A, 5.0%, 6/15/2052	710,000	688,018
		17,963,185
California 7.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 0.85% (b), 3/3/2025, LOC: Barclays Bank PLC	100,000	100,000
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,500,000	3,730,251
Series A, 144A, 5.0%, 7/1/2051	750,000	727,480
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	2,190,000	2,051,338
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	2,000,000	2,065,867
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,167,202

California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,037,404
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,504,570
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,207,737
4.0%, 9/1/2046	3,825,000	3,394,916
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group, Series B, 0.85% (b), 3/3/2025, LOC: Barclays Bank PLC	390,000	390,000
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,180,000	4,413,579
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,900,000	1,900,878
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,160,000	1,088,800
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2037	2,375,000	2,594,367
Los Angeles, CA, Department of Water & Power Revenue, Series B-5, 3.75% (b), 3/7/2025, SPA: Barclays Bank PLC	200,000	200,000
		34,574,389
Colorado 5.4%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,805,739
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5% 12/1/2049 (c)	2,000,000	1,267,303
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,681,717
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	5,315,000	5,587,596
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75% 9/20/2054 (c)	2,500,000	1,834,069
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2037	1,695,000	1,695,133
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,042,892
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	2,031,578
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	409,051
Series B, AMT, 5.5%, 11/15/2042	335,000	369,717
Series B, AMT, 5.5%, 11/15/2043	335,000	367,545
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	509,429
5.0%, 12/1/2034	1,000,000	1,017,854
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,635,000	1,637,958
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	525,007
4.0%, 12/1/2051	1,590,000	1,383,412
		26,166,000
District of Columbia 0.4%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	1,006,649
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	1,395,000	1,064,930
		2,071,579

Florida 11.3%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,280,459
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,342,660
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	242,985
Series A-1, 5.0%, 10/1/2033	230,000	242,089
Series A-1, 5.0%, 10/1/2034	230,000	241,077
Series A-1, 5.0%, 10/1/2035	115,000	120,137
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	181,175
Series A-1, 5.0%, 11/1/2058	295,000	285,919
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,801,674
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,090,738
Series A, 144A, 6.375%, 5/1/2053	800,000	836,983
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	2,860,000	3,060,953
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	1,750,000	1,800,284
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	76,879
Series B, 5.0%, 7/1/2042	80,000	82,004
Series A-1, 5.0%, 7/1/2051	70,000	70,307
Series B, 5.0%, 7/1/2051	115,000	115,505
Series A-1, 5.0%, 2/1/2057	100,000	100,151
Series B, 5.0%, 7/1/2057	120,000	120,181
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	503,777
Series A, 5.0%, 2/15/2048	1,150,000	1,115,306
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,100,000	807,033
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,884,299
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,254,904
4.0%, 10/1/2049	1,905,000	1,651,098
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,221,653
Florida, Village Community Development District No. 12, Special Assessment Revenue, 4.375%, 5/1/2050	1,880,000	1,794,232
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	1,665,000	1,252,498
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,565,000	2,662,849
Florida, Village Community Development District No. 15, Special Assessment, 144A, 4.8%, 5/1/2055	200,000	200,480
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	715,000	735,916
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	1,500,000	1,663,700
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,886,515

Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,949,022
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 5.0%, 10/1/2036	1,750,000	1,912,328
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,583,217
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	2,665,000	2,844,554
Osceola County, FL, Transportation Revenue:
Series A2, Zero Coupon, 10/1/2049	3,400,000	1,082,459
Series A2, Zero Coupon, 10/1/2051	4,775,000	1,367,404
Series A2, Zero Coupon, 10/1/2054	4,570,000	1,119,163
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	384,689
Series C, 7.625%, 5/15/2058	455,000	516,027
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	447,529
Series A, 5.5%, 11/15/2049	3,300,000	3,271,837
		55,204,649
Georgia 2.1%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,274,020
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,274,209
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,364,346
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5% 12/15/2048 (c)	1,750,000	1,522,109
		10,434,684
Idaho 0.4%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group:
Series 2025-A, 5.25%, 3/1/2050	945,000	1,014,527
Series 2025-A, 5.25%, 3/1/2053	1,000,000	1,070,789
		2,085,316
Illinois 3.8%
Chicago, IL, Board of Education, Series A, 6.0%, 12/1/2049	1,400,000	1,514,851
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053	1,665,000	1,792,862
Series A, AMT, 5.5%, 1/1/2059	665,000	712,509
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	2,645,000	2,603,147
Series E, 5.25%, 10/1/2052	3,190,000	3,343,303
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	7,076,266	56,610
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,534,075
Series A, 5.0%, 12/1/2042	3,610,000	3,689,474
5.5%, 5/1/2039	1,535,000	1,667,662
5.75%, 5/1/2045	1,470,000	1,584,287
		18,498,780
Indiana 1.6%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,694,497

Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	650,000	674,853
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	638,460
Series E, 6.125%, 3/1/2057	300,000	322,240
Series F, 7.75%, 3/1/2067	2,000,000	2,253,616
		7,583,666
Iowa 1.9%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	1,750,000	1,765,962
Series 2024-B, 7.25%, 5/15/2035	2,085,000	2,115,407
Series B, 7.5%, 5/15/2053	455,000	514,804
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,652,577
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	170,000	161,615
		9,210,365
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,065,000	1,058,943
Kentucky 1.5%
Kenton County, KY, Airport Board Revenue:
Series A, AMT, 5.25%, 1/1/2049	1,000,000	1,052,408
Series A, AMT, 5.25%, 1/1/2054	1,800,000	1,883,620
Kentucky, Public Energy Authority Revenue, Series B, 5.0% (a), 1/1/2055, GTY: BP Corp. North America, Inc.	3,000,000	3,230,714
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,296,584
		7,463,326
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 1.99% (b), 3/7/2025, LOC: TD Bank NA	300,000	300,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,249
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,354,155
		4,664,404
Maryland 1.8%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AGMC	3,500,000	3,636,174
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	4,855,000	5,231,440
		8,867,614
Massachusetts 2.2%
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group, 144A, 5.0%, 10/1/2057	3,000,000	3,000,663
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.0%, 7/1/2037	805,000	703,618
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	2,000,000	2,005,072
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,260,000	920,236

Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	90,000	88,769
Series B, AMT, 4.25%, 7/1/2044	3,800,000	3,734,785
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 1.45% (b), 3/3/2025, LOC: TD Bank NA	300,000	300,000
		10,753,143
Michigan 0.3%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,500,000	1,334,262
Minnesota 1.8%
Minnesota, Minneapolis-St Paul Metropolitan Airports Commission Revenue,, Series B, AMT, 5.25%, 1/1/2049	2,500,000	2,649,694
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	3,330,000	3,464,947
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	1,895,000	1,722,718
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	1,110,000	1,166,996
		9,004,355
Missouri 1.3%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,360,738
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, 4.0%, 2/1/2042	1,450,000	1,373,064
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	1,600,000	1,403,966
		6,137,768
Nevada 2.5%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project:
Series A4, AMT, 8.125% (a), 1/1/2050	1,700,000	1,756,901
Series 2025-A, 144A, AMT, 9.5% (a), 1/1/2065 (e)	4,165,000	4,189,982
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	527,402
Series A, AMT, 5.25%, 7/1/2054	400,000	419,429
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,029,069
5.0%, 7/1/2045	1,000,000	1,016,611
5.0%, 7/1/2051	1,000,000	1,012,201
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	14,000,000	2,106,707
		12,058,302
New Jersey 2.6%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	443,579
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	458,185
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	3,025,320
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,503,462
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	440,000	417,105
Series B, AMT, 3.5%, 12/1/2039	965,000	932,837
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,441,500
Series C, AMT, 5.0%, 12/1/2053	605,000	595,418

New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,060,000	1,099,288
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	2,015,510
		12,932,204
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,110,976
New York 6.5%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,067,885
Series A, 4.0%, 11/1/2050	2,500,000	2,021,326
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	4,750,000	4,260,288
New York, Metropolitan Transportation Authority Revenue, Series E-1, 1.35% (b), 3/3/2025, LOC: Barclays Bank PLC	2,100,000	2,100,000
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 1.92% (b), 3/7/2025, LIQ: Freddie Mac, LOC: Freddie Mac	200,000	200,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,662,646
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,383,369
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	473,970
AMT, 4.0%, 12/1/2042	1,200,000	1,133,384
AMT, 5.375%, 8/1/2036	900,000	941,661
AMT, 5.375%, 6/30/2060	2,085,000	2,158,891
AMT, 5.5%, 6/30/2054	2,000,000	2,119,824
AMT, 6.0%, 6/30/2054	250,000	269,516
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,896,428
Series E-1, 3.0%, 11/1/2039	2,355,000	2,041,276
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series BB, 1.8% (b), 3/7/2025, SPA: TD Bank NA	100,000	100,000
New York City, NY, State Housing Development Corp. 8 Spruce St. Project, Series F, 5.25%, 12/15/2031	1,000,000	1,028,353
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,250,125
New York, NY, General Obligation, Series 3, 1.35% (b), 3/3/2025	200,000	200,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (d)	2,125,000	1,168,750
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AGMC	1,000,000	1,106,522
		31,584,214
North Carolina 1.2%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series C, 1.65% (b), 3/3/2025, SPA: JPMorgan Chase Bank NA	5,300,000	5,300,000
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	550,000	566,092
		5,866,092
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	315,000	323,620
Ohio 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	4,300,000	3,937,253

Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,270,546
Series A, 5.0%, 1/1/2052	1,000,000	1,000,698
Series A, 5.75%, 1/1/2053	380,000	406,302
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,609,713
		12,224,512
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,573,553
Series A, 5.5%, 8/15/2041	1,360,000	1,412,468
Series A, 5.5%, 8/15/2044	1,445,000	1,476,243
		4,462,264
Oregon 0.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 1.45% (b), 3/3/2025, LOC: U.S. Bank NA	375,000	375,000
Pennsylvania 2.2%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	357,000	345,375
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	905,629
5.25%, 7/1/2041	900,000	903,194
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,470,000	2,146,455
AMT, 4.125%, 6/1/2045	2,898,000	2,844,242
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AGC	1,800,000	1,937,211
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	1,000,000	1,091,491
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,151
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	734,844
		10,928,592
Rhode Island 0.6%
Rhode Island, Student Loan Authority Revenue, Series A, AMT, 4.125%, 12/1/2043	3,140,000	2,974,273
South Carolina 0.7%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	927,472
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	549,362
South Carolina, State Public Service Authority Revenue, Series B, 4.0%, 12/1/2047	1,820,000	1,740,293
		3,217,127
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,664,653
Tennessee 2.2%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	913,689
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	1,325,000	1,350,895
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,237,102

Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	623,989
Tennessee, Chattanooga Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2054	2,500,000	2,652,233
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0% 4/1/2031 (c)	750,000	709,838
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,200,000	1,271,849
		10,759,595
Texas 9.1%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,241,766
Zero Coupon, 1/1/2032	3,500,000	2,738,576
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	2,985,000	3,002,136
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	3,015,000	3,019,723
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	1,275,000	1,294,603
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,340,000	2,531,985
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,224,171
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,197,184
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	385,239
Series A, 5.0%, 10/1/2051	735,000	587,634
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	228,509
Series A, 5.0%, 8/1/2038	2,830,000	2,833,842
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	497,483
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	4,040,000	4,039,530
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,363,754
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,596,128
Texas, State General Obligation, 2.45% (b), 3/7/2025, SPA: JPMorgan Chase Bank NA	480,000	480,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	1,635,000	1,692,723
Texas, Via Metropolitan Transit Advanced Transportation District, Sales Tax Revenue, 4.0%, 8/1/2054	4,500,000	4,280,981
		44,235,967
Utah 1.2%
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 144A, 6.0%, 6/15/2054	1,810,000	1,895,497
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,801,615
		5,697,112
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,861,941

Virginia 2.9%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,471,068
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041 *	11,070,000	27,675
Series B, 2.25%, 9/1/2041 (d) (f)	7,416,000	2,447,280
144A, 3.0%, 9/1/2045 (d) (f)	2,284,000	753,720
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,413,745
144A, 5.0%, 9/1/2045	4,650,000	4,568,447
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,072,575
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,000,000	980,981
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	877,889
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	430,000	442,048
		14,055,428
Washington 2.8%
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	360,000	379,801
Spokane County, WA, Airport Revenue, Series B, AMT, 5.25%, 1/1/2054	5,000,000	5,280,564
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	4,120,000	3,250,006
Series B, 3.0%, 7/1/2058	2,080,000	1,418,794
Washington, State Housing Finance Commission, Panorama Project, 1.86% (b), 3/7/2025, LOC: Wells Fargo Bank NA	335,000	335,000
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	725,000	629,056
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,329,543
Series A, 144A, 5.0%, 7/1/2053	1,100,000	816,285
		13,439,049
Wisconsin 6.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,156,755
Series B, 5.0%, 7/1/2048	1,910,000	1,734,817
Series B, 5.0%, 7/1/2053	1,875,000	1,659,968
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,303,048
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	205,000	213,548
Series B, 144A, 9.75%, 9/1/2054	200,000	214,919
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,956,827
5.0%, 7/1/2052	1,000,000	965,638
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	510,592
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,570,556
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	1,290,000	1,126,464

Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	230,376
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,298
144A, Prerefunded, 4.0%, 4/1/2052	15,000	15,894
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	583,902
144A, 5.75%, 5/1/2054	3,490,000	2,978,249
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,274,237
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	965,154
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	660,000	682,237
6.0%, 7/1/2060	700,000	726,292
		31,874,771
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	676,362
Puerto Rico 3.9%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,894,410
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,555,726
Series A1, 4.0%, 7/1/2033	1,255,987	1,266,235
Series A1, 4.0%, 7/1/2035	230,098	230,856
Series A1, 4.0%, 7/1/2037	2,007,160	1,996,706
Series A1, 4.0%, 7/1/2041	2,098,773	2,022,935
Series A1, 5.375%, 7/1/2025	142,352	143,146
Series A1, 5.625%, 7/1/2027	282,516	295,586
Series A1, 5.75%, 7/1/2031	269,953	301,596
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	674,081
Series A-1, 4.75%, 7/1/2053	6,800,000	6,766,524
Series A-1, 5.0%, 7/1/2058	1,000,000	1,004,215
		19,152,016
Total Municipal Investments (Cost $489,992,569)		477,665,678

Corporate Bonds 0.8%
Consumer Discretionary 0.3%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,486,319
Industrials 0.5%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	2,286,712
Total Corporate Bonds (Cost $3,854,494)		3,773,031

	Shares	Value ($)

Closed-End Investment Companies 1.0%
Nuveen Quality Municipal Income Fund (Cost $5,256,881)	412,000	4,927,520

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.43% (g) (Cost $75,029)	75,021	75,029

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $499,178,973)	99.7	486,441,258
Other Assets and Liabilities, Net	0.3	1,257,638
Net Assets	100.0	487,698,896
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	When-issued or delayed delivery securities included.
(f)	Security currently paying partial interest. The rate shown represents 40% of the original coupon rate.
(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$477,665,678	$—	$477,665,678
Corporate Bonds (a)	—	3,773,031	—	3,773,031
Closed-End Investment Companies	4,927,520	—	—	4,927,520
Open-End Investment Companies	75,029	—	—	75,029
Total	$5,002,549	$481,438,709	$—	$486,441,258

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH3
R-080548-3 (1/27)